16. SATELLITES, PROPERTY AND OTHER EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Satellites Property And Other Equipment
Schedule of satellites, property and other equipment

	Satellites	Property and other equipment	Assets under construction	Total
Cost as at January 1, 2016	$3,213,581	$233,675	$48,057	$3,495,313
Additions	—	1,736	227,222	228,958
Disposals/retirements	—	(12,100)	—	(12,100)
Reclassifications and transfers from assets under construction	—	6,130	(6,130)	—
Impact of foreign exchange	(10,478)	(233)	1,619	(9,092)
Cost as at December 31, 2016 and January 1, 2017	3,203,103	229,208	270,768	3,703,079
Additions	—	3,270	139,212	142,482
Disposals/retirements	—	(2,982)	—	(2,982)
Reclassifications and transfers from assets under construction	—	11,816	(11,816)	—
Impact of foreign exchange	(22,925)	(2,092)	(21,199)	(46,216)
Cost as at December 31, 2017	$3,180,178	239,220	376,965	3,796,363
Accumulated depreciation and impairment as at January 1, 2016	$(1,438,995)	$(131,053)	$—	$(1,570,048)
Depreciation	(209,804)	(14,969)	—	(224,773)
Disposals/retirements	—	9,535	—	9,535
Impact of foreign exchange	(2,522)	140	—	(2,382)
Accumulated depreciation and impairment as at December 31, 2016 and January 1, 2017	(1,651,321)	(136,347)	—	(1,787,668)
Depreciation	(206,439)	(14,619)	—	(221,058)
Disposals/retirements	—	2,564	—	2,564
Impact of foreign exchange	568	1,078	—	1,646
Accumulated depreciation and impairment as at December 31, 2017	$(1,857,192)	$(147,324)	$—	$(2,004,516)
Net carrying values
As at December 31, 2016	$1,551,782	$92,861	$270,768	$1,915,411
As at December 31, 2017	$1,322,986	$91,896	$376,965	$1,791,847